INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,182	$ 1,991
Work-in-progress	658	119
Finished products	11,190	13,434
Inventory, Total	$ 14,030	$ 15,544